Trade and other payables (Details) - GBP (£) £ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Trade payables	£ 707	£ 314	£ 339
Other payables	6	7	17
Accruals	1,273	857	817
Total financial liabilities, excluding loans and borrowings, classified as financial liabilities measured at amortised cost	1,986	1,178	1,173
Tax and social security	50	62	77
Deferred revenue	1,468		197
Total trade and other payables	£ 3,504	£ 1,240	£ 1,447